Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-14 - Fidelity International Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor International Real Estate Fund: Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Advisor International Real Estate Fund: Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,169
Fidelity Advisor International Real Estate Fund: Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002